Provision for credit losses	6 Months Ended
Jun. 30, 2019
Provision for credit losses
9 Provision for credit losses
in	2Q19	1Q19	2Q18	6M19	6M18
Provision for credit losses (CHF million)
Provision for loan losses	15	75	60	90	96
Provision for lending-related and other exposures	10	6	13	16	25
Provision for credit losses	25	81	73	106	121

Bank
Provision for credit losses
9 Provision for credit losses
in	6M19	6M18
Provision for credit losses (CHF million)
Provision for loan losses	90	96
Provision for lending-related and other exposures	16	25
Provision for credit losses	106	121